UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: |1|

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky            New York, New York           November 21, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      125

Form 13F Information Table Value Total: $  4,086,757
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                   Name

1             028-10748                       Oppenheimer Asset Management Inc.
----          -------------------             ---------------------------------

                              FORM 13F INFORMATION TABLE
                            Alkeon Capital Management, LLC
                                  September 30, 2012



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                         VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED NONE

7 DAYS GROUP HLDGS LTD        ADR              81783J101     1,484    127,700 SH         SOLE                  127,700
ALTERA CORP                   COM              021441100    16,534    486,300 SH         SHARED-OTHER  1                  486,300
ALTERA CORP                   COM              021441100    14,963    440,100 SH         SOLE                  440,100
AMAZON COM INC                COM              023135106    90,553    356,061 SH         SHARED-OTHER  1                  356,061
AMAZON COM INC                COM              023135106    89,648    352,500 SH         SOLE                  352,500
ANALOG DEVICES INC            COM              032654105    56,244  1,435,712 SH         SHARED-OTHER  1                1,435,712
ANALOG DEVICES INC            COM              032654105    54,815  1,399,240 SH         SOLE                1,399,240
ANNIES INC                    COM              03600T104       359      8,000 SH         SOLE                    8,000
ANSYS INC                     COM              03662Q105    19,415    264,515 SH         SHARED-OTHER  1                  264,515
ANSYS INC                     COM              03662Q105    18,152    247,300 SH         SOLE                  247,300
APPLE INC                     COM              037833100   148,520    222,633 SH         SHARED-OTHER  1                  222,633
APPLE INC                     COM              037833100   147,666    221,353 SH         SOLE                  221,353
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -   G0457F107    12,546    813,067 SH         SHARED-OTHER  1                  813,067
ARCOS DORADOS HOLDINGS INC    SHS CLASS -A -   G0457F107    12,156    787,843 SH         SOLE                  787,843
ARUBA NETWORKS INC            COM              043176106    13,731    610,660 SH         SHARED-OTHER  1                  610,660
ARUBA NETWORKS INC            COM              043176106    13,406    596,225 SH         SOLE                  596,225
ASPEN TECHNOLOGY INC          COM              045327103    44,916  1,738,233 SH         SHARED-OTHER  1                1,738,233
ASPEN TECHNOLOGY INC          COM              045327103    44,672  1,728,800 SH         SOLE                1,728,800
AUTONAVI HLDGS LTD            SPONSORED ADR    05330F106     2,480    216,000 SH         SOLE                  216,000
AVAGO TECHNOLOGIES LTD        SHS              Y0486S104    38,064  1,091,761 SH         SHARED-OTHER  1                1,091,761
AVAGO TECHNOLOGIES LTD        SHS              Y0486S104    33,344    956,379 SH         SOLE                  956,379
BAIDU INC                     SPON ADR REP A   056752108    41,653    356,347 SH         SHARED-OTHER  1                  356,347
BAIDU INC                     SPON ADR REP A   056752108    43,097    368,700 SH         SOLE                  368,700
BROADCOM CORP                 CL A             111320107    38,651  1,118,055 SH         SHARED-OTHER  1                1,118,055
BROADCOM CORP                 CL A             111320107    35,434  1,025,000 SH         SOLE                1,025,000
CADENCE DESIGN SYSTEM INC     COM              127387108    25,204  1,959,093 SH         SHARED-OTHER  1                1,959,093
CADENCE DESIGN SYSTEM INC     COM              127387108    25,910  2,014,000 SH         SOLE                2,014,000
CAFEPRESS INC                 COM              12769A103       892     97,940 SH         SHARED-OTHER  1                   97,940
CAFEPRESS INC                 COM              12769A103       892     97,860 SH         SOLE                   97,860
CEVA INC                      COM              157210105     3,254    226,261 SH         SHARED-OTHER  1                  226,261
CEVA INC                      COM              157210105     3,650    253,800 SH         SOLE                  253,800
CHECK POINT SOFTWARE TECH LT  ORD              M22465104    24,610    511,000 SH         SHARED-OTHER  1                  511,000
CHECK POINT SOFTWARE TECH LT  ORD              M22465104    23,295    483,700 SH         SOLE                  483,700
CHIPOTLE MEXICAN GRILL INC    COM              169656105    31,341     98,700 SH         SHARED-OTHER  1                   98,700
CHIPOTLE MEXICAN GRILL INC    COM              169656105    30,452     95,900 SH         SOLE                   95,900
CISCO SYS INC                 COM              17275R102    52,756  2,762,800 SH         SHARED-OTHER  1                2,762,800
CISCO SYS INC                 COM              17275R102    52,166  2,731,900 SH         SOLE                2,731,900
COSTCO WHSL CORP NEW          COM              22160K105    44,877    448,052 SH         SHARED-OTHER  1                  448,052
COSTCO WHSL CORP NEW          COM              22160K105    40,795    407,300 SH         SOLE                  407,300
DISCOVER FINL SVCS            COM              254709108    60,767  1,529,500 SH         SHARED-OTHER  1                1,529,500
DISCOVER FINL SVCS            COM              254709108    58,959  1,484,000 SH         SOLE                1,484,000
DOLLAR TREE INC               COM              256746108    18,793    389,178 SH         SHARED-OTHER  1                  389,178
DOLLAR TREE INC               COM              256746108    16,712    346,072 SH         SOLE                  346,072
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A    26833A105     5,572  1,180,430 SH         SHARED-OTHER  1                1,180,430
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A    26833A105     5,086  1,077,500 SH         SOLE                1,077,500
ELOQUA INC                    COM              290139104     9,501    481,040 SH         SHARED-OTHER  1                  481,040
ELOQUA INC                    COM              290139104     9,572    484,660 SH         SOLE                  484,660
E M C CORP MASS               COM              268648102    66,624  2,443,139 SH         SHARED-OTHER  1                2,443,139
E M C CORP MASS               COM              268648102    66,367  2,433,682 SH         SOLE                2,433,682
FIVE BELOW INC                COM              33829M101     3,990    102,100 SH         SHARED-OTHER  1                  102,100
FIVE BELOW INC                COM              33829M101     3,826     97,900 SH         SOLE                   97,900
FLEETCOR TECHNOLOGIES INC     COM              339041105    22,808    509,100 SH         SHARED-OTHER  1                  509,100
FLEETCOR TECHNOLOGIES INC     COM              339041105    18,292    408,300 SH         SOLE                  408,300
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109    32,581  1,392,345 SH         SHARED-OTHER  1                1,392,345
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109    29,128  1,244,800 SH         SOLE                1,244,800
GAP INC DEL                   COM              364760108    30,474    851,700 SH         SHARED-OTHER  1                  851,700
GAP INC DEL                   COM              364760108    28,130    786,200 SH         SOLE                  786,200
GOOGLE INC                    CL A             38259P508   177,163    234,808 SH         SHARED-OTHER  1                  234,808
GOOGLE INC                    CL A             38259P508   176,006    233,275 SH         SOLE                  233,275
HAIN CELESTIAL GROUP INC      COM              405217100     9,778    155,200 SH         SHARED-OTHER  1                  155,200
HAIN CELESTIAL GROUP INC      COM              405217100     9,589    152,200 SH         SOLE                  152,200
IMPERVA INC                   COM              45321L100     7,805    211,000 SH         SHARED-OTHER  1                  211,000
IMPERVA INC                   COM              45321L100     7,352    198,754 SH         SOLE                  198,754
INTERNET INITIATIVE JAPAN IN  SPONSORED ADR    46059T109     1,883    139,000 SH         SOLE                  139,000
INTUIT                        COM              461202103    25,177    427,600 SH         SHARED-OTHER  1                  427,600
INTUIT                        COM              461202103    23,752    403,400 SH         SOLE                  403,400
LATTICE SEMICONDUCTOR CORP    COM              518415104     3,223    839,370 SH         SHARED-OTHER  1                  839,370
LATTICE SEMICONDUCTOR CORP    COM              518415104     3,019    786,122 SH         SOLE                  786,122
LE GAGA HLDGS LTD             SPONSORED ADR    521168104     8,494  2,217,794 SH         SHARED-OTHER  1                2,217,794
LE GAGA HLDGS LTD             SPONSORED ADR    521168104     6,991  1,825,440 SH         SOLE                1,825,440
LINEAR TECHNOLOGY CORP        COM              535678106     9,613    302,100 SH         SHARED-OTHER  1                  302,100
LINEAR TECHNOLOGY CORP        COM              535678106     9,479    297,900 SH         SOLE                  297,900
MASTERCARD INC                CL A             57636Q104    27,044     59,900 SH         SHARED-OTHER  1                   59,900
MASTERCARD INC                CL A             57636Q104    25,734     57,000 SH         SOLE                   57,000
NETEASE INC                   SPONSORED ADR    64110W102    16,053    285,949 SH         SHARED-OTHER  1                  285,949
NETEASE INC                   SPONSORED ADR    64110W102    15,835    282,056 SH         SOLE                  282,056
NQ MOBILE INC                 ADR REPSTG CL A  64118U108     1,602    200,200 SH         SOLE                  200,200
NVIDIA CORP                   COM              67066G104    14,268  1,069,600 SH         SHARED-OTHER  1                1,069,600
NVIDIA CORP                   COM              67066G104    14,068  1,054,600 SH         SOLE                1,054,600
OMNIVISION TECHNOLOGIES INC   COM              682128103     6,334    453,716 SH         SHARED-OTHER  1                  453,716
OMNIVISION TECHNOLOGIES INC   COM              682128103     4,834    346,284 SH         SOLE                  346,284
PANERA BREAD CO               CL A             69840W108    43,543    254,800 SH         SHARED-OTHER  1                  254,800
PANERA BREAD CO               CL A             69840W108    41,697    244,000 SH         SOLE                 244,000
PRICESMART INC                COM              741511109       379      5,000 SH         SOLE                    5,000
QLIK TECHNOLOGIES INC         COM              74733T105    10,906    487,075 SH         SHARED-OTHER  1                  487,075
QLIK TECHNOLOGIES INC         COM              74733T105     9,925    443,270 SH         SOLE                  443,270
QUALCOMM INC                  COM              747525103   102,092  1,634,251 SH         SHARED-OTHER  1                1,634,251
QUALCOMM INC                  COM              747525103    98,886  1,582,938 SH         SOLE                1,582,938
RDA MICROELECTRONICS INC      SPONSORED ADR    749394102     2,283    215,000 SH         SOLE                  215,000
RED HAT INC                   COM              756577102    91,754  1,611,410 SH         SHARED-OTHER  1                1,611,410
RED HAT INC                   COM              756577102    84,630  1,486,300 SH         SOLE                1,486,300
SANDISK CORP                  COM              80004C101    32,735    753,740 SH         SHARED-OTHER  1                  753,740
SANDISK CORP                  COM              80004C101    32,539    749,238 SH         SOLE                  749,238
SCIQUEST INC NEW              COM              80908T101     1,820    100,000 SH         SOLE                  100,000
SILICON IMAGE INC             COM              82705T102     4,398    962,330 SH         SHARED-OTHER  1                  962,330
SILICON IMAGE INC             COM              82705T102     5,095  1,114,857 SH         SOLE                1,114,857
SODASTREAM INTERNATIONAL LTD  USD SHS          M9068E105     5,789    147,800 SH         SHARED-OTHER  1                  147,800
SODASTREAM INTERNATIONAL LTD  USD SHS          M9068E105     5,613    143,300 SH         SOLE                  143,300
SYNOPSYS INC                  COM              871607107    85,906  2,603,611 SH         SHARED-OTHER  1                2,603,611
SYNOPSYS INC                  COM              871607107    83,250  2,523,100 SH         SOLE                2,523,100
TERADATA CORP DEL             COM              88076W103    15,180    201,300 SH         SHARED-OTHER  1                  201,300
TERADATA CORP DEL             COM              88076W103    14,192    188,200 SH         SOLE                  188,200
TERADYNE INC                  COM              880770102    45,680  3,212,379 SH         SHARED-OTHER  1                3,212,379
TERADYNE INC                  COM              880770102    44,229  3,110,350 SH         SOLE                3,110,350
TIBCO SOFTWARE INC            COM              88632Q103    55,357  1,831,482 SH         SHARED-OTHER  1                1,831,482
TIBCO SOFTWARE INC            COM              88632Q103    55,303  1,829,700 SH         SOLE                1,829,700
TRACTOR SUPPLY CO             COM              892356106    19,086    193,000 SH         SHARED-OTHER  1                  193,000
TRACTOR SUPPLY CO             COM              892356106    18,819    190,300 SH         SOLE                  190,300
TUMI HLDGS INC                COM              89969Q104    29,616  1,258,096 SH         SHARED-OTHER  1                1,258,096
TUMI HLDGS INC                COM              89969Q104    30,017  1,275,168 SH         SOLE                1,275,168
VANCEINFO TECHNOLOGIES INC    ADR              921564100     4,045    515,300 SH         SHARED-OTHER  1                  515,300
VANCEINFO TECHNOLOGIES INC    ADR              921564100     4,461    568,300 SH         SOLE                  568,300
VERIFONE SYS INC              COM              92342Y109    10,788    387,352 SH         SHARED-OTHER  1                  387,352
VERIFONE SYS INC              COM              92342Y109     9,765    350,617 SH         SOLE                  350,617
VERISK ANALYTICS INC          CL A             92345Y106    58,333  1,225,217 SH         SHARED-OTHER  1                1,225,217
VERISK ANALYTICS INC          CL A             92345Y106    53,048  1,114,218 SH         SOLE                1,114,218
VISA INC                      COM CL A         92826C839    65,475    487,600 SH         SHARED-OTHER  1                  487,600
VISA INC                      COM CL A         92826C839    65,086    484,700 SH         SOLE                  484,700
WABCO HLDGS INC               COM              92927K102     2,307     40,000 SH         SOLE                   40,000
WHOLE FOODS MKT INC           COM              966837106    26,668    273,800 SH         SHARED-OTHER  1                  273,800
WHOLE FOODS MKT INC           COM              966837106    26,639    273,500 SH         SOLE                  273,500
WILLIAMS SONOMA INC           COM              969904101    27,354    622,112 SH         SHARED-OTHER  1                  622,112
WILLIAMS SONOMA INC           COM              969904101    26,483    602,300 SH         SOLE                  602,300
XILINX INC                    COM              983919101    75,498  2,259,757 SH         SHARED-OTHER  1                2,259,757
XILINX INC                    COM              983919101    75,213  2,251,200 SH         SOLE                2,251,200




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